Borrowing Arrangements (Tables) - TEMPO AUTOMATION INC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of notes payable balances

The Company’s notes payable balances were as follows (in thousands):

	As of December 31, 2021
	SQN	SQN
	Term	Term	SQN
	Loan	Loan	Equipment
	Tranche 1	Tranche 2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351

	As of December 31, 2020
		SVB Term
	PPP Loan	Loan	Total
Total notes payable	$2,500	$4,000	$6,500
Less: loan payable, current	(972)	(1,006)	(1,978)
Less: unamortized debt discount	—	(104)	(104)
Total loan payable, noncurrent	$1,528	$2,890	$4,418

Schedule of notes payable future principal payments

As of
September 30, 2022
2022 (remaining)	$20,214
2023	14,496
2024	567
Total future principal payments	$35,277

The notes payable future principal payments are as follows during the years noted (in thousands):

As of
December 31, 2021
2022	$10,829
2023	10,906
2024	567
Total future principal payments	$22,302